Debt - Schedule of Future Principal Payments of Long Term Debt (Details) - KRW (₩) ₩ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
2019	₩ 358,960	₩ 245,240
2020	233,160	332,260
2021	191,520	233,160
2022	44,400	108,240
Total	₩ 828,040	₩ 930,000	₩ 850,000